Other Assets and Liabilities	12 Months Ended
Dec. 31, 2019
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Other Assets and Liabilities
9.	Other Assets and Liabilities
Other assets and liabilities as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Other assets
Advance payments	￦	162,784	￦	179,475
Prepaid expenses 1		1,667,372		1,935,037
Contract assets 1		398,797		557,041
Others		4,490		14,243
Less: Non-current		(545,895)		(685,488)

Current	￦	1,687,548	￦	2,000,308

Other liabilities
Advances received 1	￦	518,914	￦	333,344
Withholdings		89,403		99,844
Unearned revenue 1		39,528		65,228
Lease liabilities		163,858		729,139
Contract liabilities 1		347,462		365,610
Others		24,909		23,297
Less: Non-current		(528,160)		(584,504)

Current	￦	655,914	￦	1,031,958

1	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).